Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012	Mar. 31, 2011
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	$ 405,000,000
Amounts drawn under the combined facilities	0
Weighted average interest rate on total debt
Weighted average term of debt facilities	3.1
Proceeds from long-term borrowings	330,000,000	160,000,000	460,000,000
Repayments of long-term borrowings	330,000,000	219,000,000	555,000,000
Debt instrument, description of variable rate	LIBOR
Debt covenant description in credit facility agreement	At 31 March 2013, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortisation, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited and excluding assets, liabilities and other balance sheet items of the AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of the Performing Subsidiary and the Company under the AFFA.
Maximum percentage of Free Cash Flow contributed to AICF	35.00%
Term facilities [Member]
Long Term Debt And Equity Financings [Line Items]
Proceeds from long-term borrowings	330,000,000
Repayments of long-term borrowings	330,000,000
Line Of Credit Facility Matured February And March Two Thousand And Thirteen Member [Member]
Long Term Debt And Equity Financings [Line Items]
Line of credit facility Cancelled Borrowing Capacity	230,000,000
Line Of Credit Facility New Facilities [Member]
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	355,000,000
Facilities mature in March 2016 [Member]
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	50,000,000
Facilities mature in April 2016 [Member]
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	190,000,000
Facilities mature in March 2017 [Member]
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	40,000,000
Facilities mature in April 2017 [Member]
Long Term Debt And Equity Financings [Line Items]
New facilities, line of credit	$ 75,000,000